Summary of error corrections - Consolidated statements of cash flows (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Net (loss) income	$ (95,752,000)	$ (39,395,000)	$ 20,463,000
Deferred taxes	67,669,000	(10,828,000)	(25,982,000)
Change in operating assets and liabilities:
Inventories	25,251,000	54,734,000	(20,003,000)
Accrued expenses and other liabilities	$ (2,439,000)	(1,329,000)	(10,225,000)
As Previously Reported
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Net (loss) income		(37,831,000)	22,585,000
Deferred taxes		(10,307,000)	(25,275,000)
Change in operating assets and liabilities:
Inventories		54,619,000	(20,237,000)
Accrued expenses and other liabilities		(3,300,000)	(12,820,000)
Adjustment
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Net (loss) income		(1,565,000)	(2,122,000)
Deferred taxes		(521,000)	(707,000)
Change in operating assets and liabilities:
Inventories		115,000	234,000
Accrued expenses and other liabilities		$ 1,971,000	$ 2,595,000